Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Provisions	€ 194.6	€ 184.1	€ 174.3
Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Provisions	€ 194.6	€ 184.1	169.8
Provision for pension obligation
Disclosure of other provisions [line items]
Provisions			€ 4.5